Leases - Additional Information about Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Leases [Abstract]
Amortization of right-of-use assets	$ 57	$ 82
Interest expense on lease liabilities	21	23	$ 27
Short-term and low-value leases expense	0	1
Total net lease cost	$ 78	$ 106
Weighted average remaining lease term	12 years 4 months 24 days	7 years 2 months 4 days
Weighted average discount rate	5.16%	4.75%